UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09523

Electric City Funds, Inc.

(Exact name of registrant as specified in charter)

1292 Gower Road

 Glenville,  NY 12302

(Address of principal executive offices)

(Zip code)

David Jones and Assoc., P.C.

395 Sawdust Road, #2148
The Woodlands, TX 77380

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 370-0289

Date of fiscal year end: August 31

Date of reporting period: February 29, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Electric City Value Fund

Electric City Dividend Growth Fund

SEMI-ANNUAL REPORT

(Unaudited)

February 29, 2004

To Our Shareholders:

Last year I passed on an important lesson that I learned many years ago about the importance of the investment concept “preservation of capital”. Chart 1 below illustrated this lesson.

Chart 1

Rate of Return	$10,000 initial investment becomes:	Return Required to Return to “Breakeven” (Rounded)
-10%	$9000	11%
-20%	$8000	25%
-25%	$7500	33%
-50%	$5000	100%
-75%	$2500	300%

Basically what Chart 1 tells us is when we give up ground, give up as little as possible because it is increasingly tough to gain it back. Another way of putting it would be that a good defense is a good offence.

This year I have adjusted our chart somewhat to illustrate that same lesson.

Chart 2

Rate of Return	$10,000 initial investment becomes:	Return Required to Return to “Breakeven” (Rounded)
+10%	$11000	-9%
+20%	$12000	-17%
+25%	$12500	-20%
+50%	$15000	-33%
+75%	$17500	-43%

Chart 2 shows us that when we gain ground, always be aware of the importance of preserving those gains because the market can more easily take them back. Again, a good defense is a good offence. That’s what we mean when we talk about “preservation of capital”.

Electric City Value Fund

On February 29, 2004 the Electric City Value Fund (“ECVFX”, “Electric City”, or the “Fund”) had 36 holdings in the Fund, in addition to cash and equivalents, 0 covered call options written and the unaudited net asset value was $14.27 per share. The fiscal year to date total return was 18.13%.

A complete list of the fund’s holdings is available for your review on the accompanying Schedule of Investments.

Since the fund’s December 30, 1999 inception, through February 29, 2004, the fund appreciated by 43.43% versus losses of –22.07% for the Standard & Poor’s 500 Index and –18.03% for the Russell 3000® Index.

Electric City Dividend Growth Fund

On February 29, 2004 the Electric City Dividend Growth Fund (“ECDGX”, “Electric City”, or the “Fund”) had 26 holdings in the Fund, in addition to cash and equivalents, and the unaudited net asset value was $10.58 per share. The fiscal year to date total return was 8.47%.

A complete list of the Fund’s holdings is available for your review on the accompanying Schedule of Investments.

Since the Fund’s January 4, 2002 inception, through February 29, 2004, the Fund appreciated by 6.85% versus a loss of -0.27% for the Standard & Poor’s 500 Index and a gain of 2.54% for the Russell 3000® Index.

Thank you!

Please don’t hesitate to call us if you have any questions about your account or want to discuss the fund. Shareholder Services can be reached by calling 800-453-6556. I can be reached at 518-370-0289.

As always, thanks you for your trust and confidence. We hope that in the years to come we will be able to repay you by achieving our objective of building shareholder wealth.

James W. Denney

President and Portfolio Manager

Electric City Funds

Electric City Value Fund

	Schedule of Investments
	February 29, 2004 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Advertising
1,800	Valassis Communications, Inc. *	$ 54,810	2.27%

Apparel / Accessories
2,400	Liz Claiborne, Inc.	88,560	3.67%

Audio & Video Equipment
8,600	Rockford Corporation *	52,030	2.15%

Broadcasting & Cable TV
35,000	Sirius Satellite Radio *	102,900	4.26%

Business Services
42,900	Edgar Online, Inc. *	63,492	2.63%

Chemicals & Allied Products
1,000	Ashland, Inc.	47,910	1.98%

Communications Services
1,200	SBC Communications	28,812
500	Verizon Communications	19,165
		47,977	1.99%

Computer Services
8,300	OneSource Information Services, Inc. *	68,226
		68,226	2.83%
Conglomerates
2,300	General Electric Co.	74,796
3,500	Tyco International, Inc.	99,995
		174,791	7.24%

Crops
17,900	Landec Corporation *	143,558	5.95%

Electric Utilities
2,000	National Grid Transco PLC	81,200	3.36%

Fish / Livestock
3,000	Tejon Ranch Corp.*	117,180	4.85%

Hotels/Motels
11,400	Arlington Hospitality, Inc. *	43,776	1.81%

Investment Services
700	Value Line, Inc.	36,638	1.52%

Major Drugs
2,000	Bristol-Myers Squibb Co.	55,640
2,500	Schering-Plough Corp.	44,900
		100,540	4.16%

Money Center Banks
1,500	Citigroup, Inc.	75,390	3.12%

National Commercial Banks
600	Bank of America	49,152	2.04%

Personal and Household Products
14,200	Decorator Industries, Inc.	113,600	4.71%

Personal Services
3,200	Steiner Leisure Ltd *	57,920	2.40%

Pharmaceuticals
1,700	Merck & Co. Inc.	81,736	3.39%

Property and Casualty Insurance
900	Allstate Corp.	41,067
30	Berkshire Hathaway, Inc. Class B *	93,990
		135,057	5.59%

Recreational Services
2,000	Disney (Walt) Co.	53,060	2.20%

Regional Banks
2,000	Banknorth Group, Inc.	66,660
500	Community Bank System, Inc.	23,175
		89,835	3.72%

Restaurants
1,500	McDonald's Corp.	42,450	1.76%

Retail (Specialty)
1,000	BJ's Wholesale Club, Inc. *	23,750
2,500	Home Depot, Inc.	90,775
1,800	Toys R Us, Inc.*	28,260
		142,785	5.91%

Savings & Loans / Savings Banks
1,800	Washington Mutual, Inc.	80,892	3.35%

Software & Programming
80,000	IFS International Holdings, Inc.*	64
1,500	Microsoft Corp.	39,795
		39,859	1.65%

Water Transportation
1,800	Alexander & Baldwin, Inc.	61,110	2.53%

Total for Common Stock (Cost $1,749,092)		2,246,434	93.04%

CASH AND EQUIVALENTS
180,774	First American U.S.Treasury Money Market Fund .29% (Cost $180,774) (b)	180,774	7.49%

	Total Investments (Cost $1,749,092)	2,427,208	100.53%

	Liabilities in Excess of Other Assets	(12,777)	(0.53)%

	Net Assets	$ 2,414,431	100.00%

* Non-income producing security
(a) Portion of securities is pledged as collateral for call options written
(b) Variable rate security: the coupon rate shown represents the yield at February 27,2004

The accompanying notes are an integral part of the financial statements.

Electric City Dividend Growth Fund

	Schedule of Investments
	February 29, 2004 (Unuadited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Auto & Truck Parts
500	Genuine Parts Co.	$ 17,365	2.50%

Capital Goods
700	Gorman-Rupp Corp.	17,276	2.48%

Communications Services
700	SBC Communications, Inc.	16,807
300	Verizon Communications	11,499
		28,306	4.07%
Footware
1,100	Wolverine World Wide	25,905	3.72%

Insurance Accidental & Health
36	Medco Health Solutions, Inc. *	1,176
800	UnumProvident Corp.	11,856
		13,032	1.87%

Investment Services
700	Raymond James Financial, Inc.	26,754
600	T. Rowe Price Group, Inc.	31,554
		58,308	8.39%
Major Drugs
700	Bristol-Myers Squibb Co.	19,474
700	Schering-Plough, Corp.	12,572
		32,046	4.61%

Miscellaneous Fabricated Products
800	Barnes Group, Inc.	21,296	3.06%

National Commercial Banks
200	Bank of America	16,384	2.36%

Natural Gas Utilities
600	Piedmont Natural Gas	25,050	3.60%

Oil & Gas Operations
275	Exxon Mobil Corporation	11,597	1.67%

Pharmaceuticals
300	Merck & Co. Inc.	14,424	2.07%

Property and Casualty Insurance
500	Allstate Corp.	22,815	3.28%

Recreational Services
600	Carnival Corp., Cl. A	26,622	3.83%

Regional Banks
800	Banknorth Group, Inc.	26,664
600	Community Bank System, Inc.	27,810
700	KeyCorp	22,694
		77,168	11.10%

Retail (Specialty)
600	Home Depot, Inc.	21,786
700	Limited Brands, Inc.	13,825
		35,611	5.12%

Savings & Loans / Savings Banks
420	Charter One Financial, Inc.	15,212
500	Washington Mutual, Inc.	22,470
		37,682	5.42%

Software & Programming
800	Microsoft Corp.	21,224	3.05%

Total for Common Stock (Cost $448,224)		502,111	72.21%

CASH AND EQUIVALENTS
193,426	First American U.S.Treasury Money Market Fund .29% (Cost $193,426) (a)	193,426	27.82%

	Total Investments (Cost $641,651)	695,537	100.03%

	Liabilities in Excess of Other Assets	(220)	(0.03)%

	Net Assets	$ 695,317	100.00%

* Non-income producing security
(a) Variable rate security: the coupon rate shown represents the yield at February 27,2004

The accompanying notes are an integral part of the financial statements.

Electric City Funds

Statement of Assets and Liabilities		Dividend
February 29, 2004 (Unaudited)	Value Fund	Growth Fund

Assets
Investment Securities at Market Value	$ 2,427,208	$ 695,537
(Identified Cost $1,841,975; $641,651)
Cash	1,701	0
Receivables:
Dividends and Interest	2,692	820
Total Assets	2,431,601	696,357
Liabilities
Management Fees	1,734	507
Service Fees	1,369	400
Distribution Fees	456	133
Payable for Securities Purchased	13,611	0
Total Liabilities	17,170	1,040
Net Assets	$ 2,414,431	$ 695,317
Net Assets Consist of:
Capital Paid In	1,942,993	640,339
Accumulated Undistributed Net Investment Income (Loss)	(4,168)	1,354
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(21,736)	(262)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	497,342	53,886
Net Assets, for 169,255 and 65,748 Shares Outstanding	$ 2,414,431	$ 695,317

Net Asset Value Per Share ($2,414,431/169,255 shares;
$695,317/65,748 shares, respectively)	$ 14.27	$ 10.58

The accompanying notes are an integral part of the financial statements.

Electric City Funds

Statement of Operations
For the six months ending February 29, 2004 (Unaudited)		Dividend
	Value Fund	Growth Fund
Investment Income:
Dividends	$ 16,795	$ 6,158
Interest	347	282
Total Investment Income	17,142	6,440
Expenses: (Note 2)
Management Fees	10,328	3,137
Administrative Fees	8,153	2,477
Distribution Fees	2,720	826
Total Expenses	21,201	6,440

Net Investment Income (Loss)	(4,059)	0

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	23,166	0
Unrealized Appreciation (Depreciation) on Investments	345,968	54,344
Net Realized and Unrealized Gain (Loss) on Investments	369,134	54,344

Net Increase (Decrease) in Net Assets from Operations	$ 365,075	$ 54,344

The accompanying notes are an integral part of the financial statements.

Electric City Value Fund

Statement of Changes in Net Assets	(Unaudited)
	9/1/2003	9/1/2002
	to	to
	2/29/2004	8/31/2003
From Operations:
Net Investment Income (Loss)	$ (4,059)	$ (6,494)
Net Realized Gain (Loss) on Investments	23,166	7,707
Net Unrealized Appreciation (Depreciation)	345,968	143,360
Increase (Decrease) in Net Assets from Operations	365,075	159,830
From Distributions to Shareholders:
Net Investment Income	0	0
Net Realized Gain from Security Transactions	0	0
Change in Net Assets from Distributions	0	0
From Capital Share Transactions:
Proceeds From Sale of Shares	61,886	110,396
Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(6,430)	(109,487)
Net Increase from Shareholder Activity	55,456	909

Net Increase (Decrease) in Net Assets	420,531	160,739

Net Assets at Beginning of Period	1,993,900	1,833,161

Net Assets at End of Period	$ 2,414,431	$ 1,993,900

Share Transactions:
Issued	4,701	10,023
Reinvested	0	0
Redeemed	(484)	(10,340)
Net increase (decrease) in shares	4,217	(317)
Shares outstanding beginning of period	165,038	165,355
Shares outstanding end of period	169,255	165,038

The accompanying notes are an integral part of the financial statements.

Electric City Dividend Growth Fund

Statement of Changes in Net Assets	(Unaudited)
	9/1/2003	9/1/2002
	to	to
	2/29/2004	8/31/2003
From Operations:
Net Investment Income	$ 0	$ 3,581
Net Realized Gain (Loss) on Investments	0	(262)
Net Unrealized Appreciation (Depreciation)	54,344	28,702
Increase (Decrease) in Net Assets from Operations	54,344	32,021
From Distributions to Shareholders:
Net Investment Income	(2,228)	(2,608)
Net Realized Gain from Security Transactions	0	0
Change in Net Assets from Distributions	(2,228)	(2,608)
From Capital Share Transactions:
Proceeds From Sale of Shares	1,050	257,730
Shares Issued on Reinvestment of Dividends	2,228	2,608
Cost of Shares Redeemed	(8)	(40,008)
Net Increase from Shareholder Activity	3,270	220,330

Net Increase in Net Assets	55,386	249,743

Net Assets at Beginning of Period	639,931	390,188
Net Assets at End of Period (including accumulated undistributed net
investment income of $1,354 and $1,280, respectively)	$ 695,317	$ 639,931

Share Transactions:
Issued	104	26,579
Reinvested	214	292
Redeemed	(1)	(4,257)
Net increase (decrease) in shares	317	22,614
Shares outstanding beginning of period	65,431	42,817
Shares outstanding end of period	65,748	65,431

The accompanying notes are an integral part of the financial statements.

Electric City Value Fund

Financial Highlights	(Unaudted)
Selected data for a share outstanding throughout the period:	9/1/2003	9/1/2002	9/1/2001	9/1/2000	12/30/99*
	to	to	to	to	to
	2/29/2004	8/31/2003	8/31/2002	8/31/2001	8/31/2000
Net Asset Value -
Beginning of Period	$12.08	$11.09	$12.70	$11.91	$10.00
Net Investment Income (Loss)	(0.02)	(0.04)	(0.05)	0.01	0.07
Net Gains or Losses on Securities
(realized and unrealized)	2.21	1.03	(1.56)	0.83	1.84
Total from Investment Operations	2.19	0.99	(1.61)	0.84	1.91
Distributions
(from net investment income)	0.00	0.00	0.00	(0.04)	0.00
(from capital gains)	0.00	0.00	0.00	(0.01)	0.00
Total from Distributions	0.00	0.00	0.00	(0.05)	0.00
Net Asset Value -
End of Period	$14.27	$12.08	$11.09	$12.70	$11.91

Total Return (a)	18.13%	8.93%	-12.68%	7.18%	19.10%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	2,414	1,994	1,833	1,919	1,032

Ratio of Expenses to Average Net Assets	1.95%	1.85%	1.65%	1.65%	1.65%	(b)
Ratio of Net Income to Average Net Assets	-0.37%	-0.37%	-0.41%	0.06%	1.02%	(b)
Portfolio Turnover Rate	14.41%	59.45%	50.34%	69.81%	64.07%	(b)

(a) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions and do not assume the effects of any sales charge.  Total returns for periods less than one year are not annualized.

(b) Annualized
* Commencement of Operations

The accompanying notes are an integral part of the financial statements.

Electric City Dividend Growth Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	9/1/2003	9/1/2002	1/4/2002*
	to	to	to
	2/29/2004	8/31/2003	8/31/2002
Net Asset Value -
Beginning of Period	$ 9.78	$ 9.11	$ 10.00
Net Investment Income	0.00	0.08	0.04
Net Gains or Losses on Securities
(realized and unrealized)	0.84	0.65	(0.93)
Total from Investment Operations	0.84	0.73	(0.89)
Distributions
(from net investment income)	(0.03)	(0.06)	0.00
(from capital gains)	0.00	0.00	0.00
Total from Distributions	(0.03)	(0.06)	0.00
Net Asset Value -
End of Period	$ 10.58	$ 9.78	$ 9.11

Total Return (a)	8.47%	8.00%	(8.90)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	695	640	390

Ratio of Expenses to Average Net Assets	1.95%	1.85%	1.65%	(b)
Ratio of Net Income to Average Net Assets	0.00%	0.87%	0.88%	(b)
Portfolio Turnover Rate	0.00%	4.67%	0.00%	(b)

(a) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions and do not assume the effects of any sales charge.  Total returns for periods less than one year are not annualized.

(b) Annualized
* Commencement of Operations

The accompanying notes are an integral part of the financial statements.

ELECTRIC CITY FUNDS

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2004 (UNAUDITED)

1.) ORGANIZATION:

Electric City Funds, Inc. (the “Company”) is an open-end management investment company registered as such with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company is a Maryland Corporation and is authorized to offer shares of beneficial interest in an indefinite number of separate series (“Funds”), each Fund operating within its own investment objectives and policies.  The Company currently offers shares of two Funds to the public, the Electric City Value Fund (the “Value Fund”) and the Electric City Dividend Growth Fund (the “Dividend Growth Fund”).

The Value Fund commenced investment operations on December 30, 1999.  The Fund's primary investment objective is to build shareholder wealth by maximizing the total return of the Fund’s portfolio.  Total return is derived by combining the total changes in the principal value of all the Fund’s investments with the total dividends and interest paid to the Fund.

The Dividend Growth Fund commenced investment operations on January 4, 2002.  The Fund’s primary investment objective is to build shareholder wealth by investing in the securities of companies that are, or have the potential to, pay increasing dividends over time.

2.) SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION:

The Funds invest in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES:

It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

NET ASSET VALUE PER SHARE:

The net asset value per share of each fund is calculated each business day by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

OPTION WRITING:

When either of the Funds write an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting the closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

OTHER:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

3.)

INVESTMENT ADVISORY AGREEMENT

Each Fund has entered into an investment advisory and administration agreement with Mohawk Asset Management, Inc. (the “Adviser”).  Each Fund is authorized to pay the Adviser a fee equal to an annual rate of 0.95% of the average daily net assets of the Funds for investment advisory services and a fee equal to an annual rate of 0.75% of the average daily net assets of the Funds for administrative fees.  Mohawk Asset Management, Inc. has agreed to be responsible for payment of all operating expenses of the fund except for taxes, interest, litigation expenses and any other extraordinary expenses.

As a result of the above calculation, for the six months ended February 29, 2004, the Adviser earned management fees totaling $10,328 and administrative fees totaling $8,153 for services provided to the Electric City Value Fund.  For the year ended February 29, 2004, the Adviser earned management fees totaling $3,137 and administrative fees totaling $2,477 for services provided to the Electric City Dividend Growth Fund

4.)  DISTRIBUTION PLANS

As noted on the Funds’ Prospectus, each Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act.  The Fund’s plan provides that the Fund pay a servicing or Rule 12b-1 fee of .25% of the average net assets to the adviser for performing certain servicing functions for Funds’ shareholders and to cover fees paid to broker-dealers for sales and promotional services.

The Electric City Value Fund incurred distribution fees totaling $2,720 for the six months ended February 29, 2004.  The Electric City Dividend Growth Fund incurred distribution fees totaling $826 for the six months ended February 29, 2004.

5.)

RELATED PARTY TRANSACTIONS

Control persons of Mohawk Asset Management, Inc. also serve as directors of the Funds.  These individuals receive benefits from the Adviser resulting from the advisory and administration fees paid to the Adviser of the Fund.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of February 29, 2004, National Investors Services Corp. held for the benefit of others, in aggregate, approximately 78% and 96% of the Value Fund and the Dividend Growth Fund, respectively.

6.)

CAPITAL STOCK AND DISTRIBUTION

At February 29, 2004, the Company was authorized to issue 100,000,000 shares of capital stock ($.0001 par value). The Company has classified and registered for sale up to 25,000,000 shares of the Funds. Paid in capital at February 29, 2004 was $1,942,993 and $640,339 for the Value Fund and the Dividend Growth Fund, respectively.

7.)

INVESTMENTS

Value Fund:     For the six months ended February 29, 2004, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $200,073 and $168,355, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For federal income tax purposes, the cost of investments owned at February 29, 2004 was $1,841,975. As of February 29, 2004, the gross unrealized appreciation for all securities totaled $615,921 and the gross unrealized depreciation for all securities totaled $118,579 for a net unrealized appreciation of $497,342.

Dividend Growth Fund: For the six months ended February 29, 2004, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $14,815 and $0, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For federal income tax purposes, the cost of investments owned at February 29, 2004 was $641,651. As of February 29, 2004, the gross unrealized appreciation for all securities totaled $79,384 and the gross unrealized depreciation for all securities totaled $25,497 for a net unrealized depreciation of $53,887.

8.) DISTRIBUTION TO SHAREHOLDERS

Value Fund: There were no distributions during the six months ended February 29, 2004.

The tax character of distributions paid during the fiscal year ended 2003 and the six months ended 2004 were as follows.

Dividend Growth Fund:

Distributions paid from:	2004	2003
Undistributed Ordinary Income:	$ 2,228	$ 2,608
Undistributed Long-Term Capital Gain	0	0
Unrealized Appreciation (Depreciation)	0	0
	$ 2,228	$ 2,608

Directors and Officers

The business and affairs of the Funds are managed under the direction of the Fund's Board of Directors. Information pertaining to the directors and officers of the Funds are set forth below. The Fund's Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling toll free 1-800-453-6556.

Name,Address[1],Age	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios In Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors:
Joseph D. Condon[2] Age: 57	Director	Indefinite Since 1999	Principal, Radio Albany, Inc., since 2000; Public Affairs Director, Albany Broadcasting, since 1969.	2	None
Patrick M. DiCesare[2] Age: 59	Director	Indefinite Since 2004	President, DiCesare, Spataro & Associates Inc., since 2002; President, P.M. DiCesare & Associates Inc., 1986-2002.	2	None
Albert P. Jurczynski[2] Age: 47	Director	Indefinite Since 1999	Mayor, City of Schenectady, NY, 1996-2003.	2	None
Interested Directors[3]
James W. Denney Age: 38	President, Director	Indefinite Since 1999	Principal, Mohawk Asset Management, since 1994	2	Bertolet Capital Trust
Bill R. Werner Age: 40	Secretary, Director	Indefinite Since 1999	Partner, Dillinger Stairbuilding Company, since 1985; Vice President and Secretary, Mohawk Asset Management, since 1999.	2	None

1. Each director may be contacted by writing to the director, c/o Electric City Funds, 1292 Gower Road, Glenville, NY 12302.

2. Mr. DiCesare was appointed to the Board of Directors on January 9, 2004. Mr. Condon and Mr. Jurczynski resigned from the Board of Directors on March 26, 2004 and April 19, 2004, respectively.

3. Mr. Denney and Mr. Werner are each officers of Mohawk Asset Management, Inc. Each of these persons are considered to be an “interested person” of the Fund as defined in the Investment Company Act of 1940.

1292 Gower Road

Glenville, New York 12302

Phone (518) 370-0289

Toll Free (800) 453-6556

This report is provided for the general information of the shareholders of the Electric City Funds. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The Company has adopted a written code of ethics, sections of which apply to the Company’s President, Treasurer, and officers performing similar functions.  The provisions of these sections are reasonably designed to promote:

1.

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

2.

Full, fair, accurate, timely and understandable disclosure in reports and documents that the Company files with, or submits to, the Securities and Exchange Commission (the “SEC”) and in other public communications made by the Company;

3.

Compliance with applicable governmental laws, rules and regulations;

4.

The prompt reporting of violations of the code to an appropriate person or person identified in the code; and

5.

Accountability for adherence to the code.

The Company will provide a copy of its most recent code of ethics, upon request, to any person.  You may request a copy of the code by writing to the Company at Electric City Funds, Inc., c/o Mutual Shareholder Services, LLC, 8869 Brecksville Road, Suite C, Brecksville, OH  44141, or by calling the Company, toll free, at 1-800-453-6556.

Item 3. Audit Committee Financial Expert.

The Board of Directors has created a permanent audit committee, the members of which at August 31, 2003 were Mr. Joseph D. Condon, Honorable Albert P. Jurczynski and Ms. Kimberleigh Elwell  (Ms. Elwell resigned from the Board of Directors and the audit committee on September 18, 2003).  Each member of the audit committee is “independent”, as that term is defined under applicable law.  The audit committee meets at least annually with the independent accountants and executive officers of the Company.  The audit committee reviews, among other matters, the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, and the responsibilities and fees of the independent accountants.  The recommendations of the audit and committee are reported to the full Board.

The audit committee does not currently have a member that qualifies as a “financial expert”, as that term is defined under current SEC regulations.  Ms. Kimberleigh Elwell, who resigned from the Board and audit committee on September 18, 2003, would have qualified as a “financial expert” under current SEC regulations.  The Board is currently seeking a replacement for Ms. Elwell of sufficient qualifications to qualify as a “financial expert”.  However, should the Board be unable to find such a replacement, the straightforward nature of the Funds’ investments and accounting requirements and the fact that transfer agency and accounting functions are performed by an unaffiliated third party and audited by an independent accounting firm, would not negatively impact the audit committee’s ability to fulfill its requirements without the presence of a ‘financial expert.”

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

The Company has adopted internal control and disclosure procedures reasonably designed to ensure that material information relating to the Company’s financial reports, including its consolidated subsidiaries, is made known to the Company’s President, Treasurer, and officers performing similar functions, particularly during the time the reports are being made, and that such information is created, accumulated, compiled and presented accurately, honestly, and completely.

The President and Treasurer have evaluated the procedures within ninety days of this report and found them to be adequate to provide reasonable assurance that the financial statements are accurate, honest and complete.

Item 10.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.

(b)

Certification required by Item 10(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Electric City Funds, Inc.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date May 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date May 7, 2004

* Print the name and title of each signing officer under his or her signature.